Goodwill (Details)					12 Months Ended
		Sep. 11, 2023 HKD ($)	Sep. 11, 2023 USD ($)	Nov. 09, 2022 $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($) $ / shares	Sep. 11, 2023 USD ($)	Nov. 30, 2022	Nov. 09, 2022 $ / shares
Goodwill [Line Items]
Goodwill recognizing					$ 34,100,000				$ 4,400,000
Goodwill annual impairment term				5 years
Weighted average cost of capital rate, percentage				13.24%								13.24%
Long-term growth rate, percentage				2.00%								2.00%
Goodwill					34,066,838		$ 34,066,838		$ 4,353,089
Goodwill impairment					$ 1,500,000	$ 191,671
Business Combination [Member]
Goodwill [Line Items]
Equity interest, percentage					100.00%				100.00%		100.00%
Business combination, net liabilities					$ 25,700,000				$ 3,300,000
Book value per share | (per share)				$ 840.56	$ 840.56				$ 107.31			$ 107.31
Issued shares				10,000
Business Combination [Member] | Reitar Capital Partners Limited [Member]
Goodwill [Line Items]
Equity interest, percentage											100.00%
Consideration amount					$ 8,400,000	$ 1,100,000
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Goodwill [Line Items]
Consideration amount		$ 1,500,000	$ 191,551
Goodwill	[1]	$ 1,500,000								$ 191,551

[1]	The goodwill that has arisen has been subsequently impaired during the year ended March 31, 2024.